SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Collateralized mortgage obligations	$ 13,029	$ 11,033